PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Results of Operations (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Statements of Results of Operations
Total operating expenses	¥ (750,306,678)	$ (102,791,594)	¥ (891,239,250)	¥ (775,347,876)
Interest income	37,089,488	5,081,239	35,492,190	12,860,216
Loss before income taxes	(216,807,189)	(29,702,463)	(282,028,866)	(71,219,873)
Income tax expense	(23,606,550)	(3,234,084)	(10,192,884)	(21,756,944)
Net loss	(193,200,639)	$ (26,468,379)	(271,835,982)	(49,462,929)
Parent Company | Reportable Legal Entities
Condensed Statements of Results of Operations
Total operating expenses	(13,025,259)		(17,739,201)	(15,414,575)
Share of loss from subsidiaries, consolidated VIE and VIE's subsidiaries	(195,199,614)		(270,498,551)	(39,264,560)
Interest income	15,024,234		16,401,770	5,216,206
Loss before income taxes	(193,200,639)		(271,835,982)	(49,462,929)
Net loss	¥ (193,200,639)		¥ (271,835,982)	¥ (49,462,929)